Loans (Tables)	12 Months Ended
Dec. 31, 2023
Loans
Major classifications of loans
(Dollars in thousands)
	December 31, 2023	December 31, 2022
Real estate loans:
Construction and land development	$136,263	114,291
Single-family residential	354,896	322,111
Single-family residential - Banco de la Gente non-traditional	17,816	20,019
Commercial	425,736	406,622
Multifamily and farmland	62,959	65,481
Total real estate loans	997,670	928,524

Loans not secured by real estate:
Commercial	70,862	81,706
Farm	563	946
Consumer	7,045	6,927
All other	16,926	14,505

Total loans	1,093,066	1,032,608

Less allowance for credit losses	(11,041)	(10,494)

Total net loans	$1,082,025	1,022,114

Age analysis of past due loans, by loan type
December 31, 2023
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$50	-	50	136,213	136,263	-
Single-family residential	2,708	297	3,005	351,891	354,896	-
Single-family residential - Banco de la Gente non-traditional	2,279	199	2,478	15,338	17,816	-
Commercial	13	-	13	425,723	425,736	-
Multifamily and farmland	-	-	-	62,959	62,959	-
Total real estate loans	5,050	496	5,546	992,124	997,670	-

Loans not secured by real estate:
Commercial	125	-	125	70,737	70,862	-
Farm	-	-	-	563	563	-
Consumer	63	-	63	6,982	7,045	-
All other	-	-	-	16,926	16,926	-
Total loans	$5,238	496	5,734	1,087,332	1,093,066	-
December 31, 2022
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$363	-	363	113,928	114,291	-
Single-family residential	4,318	256	4,574	317,537	322,111	-
Single-family residential - Banco de la Gente non-traditional	2,977	264	3,241	16,778	20,019	-
Commercial	306	-	306	406,316	406,622	-
Multifamily and farmland	-	-	-	65,481	65,481	-
Total real estate loans	7,964	520	8,484	920,040	928,524	-

Loans not secured by real estate:
Commercial	3	-	3	81,703	81,706	-
Farm	-	-	-	946	946	-
Consumer	71	-	71	6,856	6,927	-
All other	-	-	-	14,505	14,505	-
Total loans	$8,038	520	8,558	1,024,050	1,032,608	-

Non-accrual loans
	CECL Methodology			Incurred Loss Methodology
	December 31, 2023			December 31, 2022
	Nonaccrual Loans	Nonaccrual Loans	Total	Total
	With No	With	Nonaccrual	Nonaccrual
(Dollars in thousands)	Allowance	Allowance	Loans	Loans
Real estate loans:
Construction and land development	$45	-	45	53
Single-family residential	1,716	-	1,716	1,914
Single-family residential - Banco de la Gente non-traditional	1,586	-	1,586	1,532
Commercial	-	-	-	129
Multifamily and farmland	76	-	76	91
Total real estate loans	3,423	-	3,423	3,719

Loans not secured by real estate:
Commercial	31	432	463	-
Consumer	1	-	1	9
Total	$3,455	432	3,887	3,728

Accrued interest receivables written off
(Dollars in thousands)
For the Year Ended
December 31, 2023
Real estate loans:
Single-family residential	$33
Total real estate loans	33

Loans not secured by real estate:
Commercial	12
Consumer	1

Total loans	$46

Performance of loans
(Dollars in thousands)
	Payment Status (Amortized Cost Basis)
	Current	30 - 89 Days Past Due	90 + Days Past Due
Loan type:
Single-family residential	$149	-	-
Commercial real estate	669	-	-
Commercial not secured by real estate	350
Total	$1,168	-	-

Amortized cost basis of the loans to borrowers
(Dollars in thousands)
	Term Extension
	Amortized Cost Basis at December 31, 2023	% of Loan Class
Loan class:
Single-family residential	$149	0.04%
Commercial real estate	669	0.16%
Commercial not secured by real estate	350	0.49%
Total	$1,168

Schedule Of Bank's impaired loans
December 31, 2022
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$110	-	110	110	2	75	8
Single-family residential	3,912	236	3,300	3,536	60	5,194	194

Single-family residential - Banco de la Gente non-traditional	10,441	-	9,748	9,748	611	8,757	552
Commercial	1,785	421	1,346	1,767	9	1,916	93
Multifamily and farmland	104	-	91	91	-	96	5
Total impaired real estate loans	16,352	657	14,595	15,252	682	16,038	852

Loans not secured by real estate:
Commercial	116	-	116	116	1	137	8
Consumer	11	-	9	9	-	15	2
Total impaired loans	$16,479	657	14,720	15,377	683	16,190	862
December 31, 2021
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$73	-	73	73	3	82	6
Single-family residential	5,138	524	4,374	4,898	86	6,017	253
Single-family residential - Banco de la Gente non-traditional	11,753	-	10,922	10,922	687	10,325	609
Commercial	2,138	435	1,608	2,043	11	2,385	109
Multifamily and farmland	113	-	105	105	-	110	6
Total impaired real estate loans	19,215	959	17,082	18,041	787	18,919	983

Loans not secured by real estate:
Commercial	282	49	170	219	2	271	19
Consumer	8	-	4	4	-	11	1
Total impaired loans	$19,505	1,008	17,256	18,264	789	19,201	1,003

Financial effect of modifications made to borrowers
Term Extension
Loan Class	Financial Effect
Single-family residential	Forbearance agreement on matured home equity line of credit (HELOC) that was modified to 180 month term.
Commercial real estate	Extended existing amortization from 148 months to 173 months to keep existing payment the same with the current market rate.
Commercial not secured by real estate	Matured balloon loan converted to amortizing term loan.

Schedule of credit quality indicator
								Revolving
								Loans
(dollars in thousands)	Term Loans by Origination Year						Revolving	Converted to	Total
	2023	2022	2021	2020	2019	Prior	Loans	Term Loans	Loans
December 31, 2023
Real Estate Loans Construction and land development
Pass	$39,896	71,429	10,736	6,692	1,721	3,914	1,337	-	135,725
Watch	-	-	448	-	-	-	-	-	448
Substandard	-	-	-	-	-	90	-	-	90
Total Construction and land development	$39,896	71,429	11,184	6,692	1,721	4,004	1,337	-	136,263
Single family
Pass	$32,220	76,326	47,490	24,813	12,984	49,700	106,962	-	350,495
Watch	-	-	-	-	89	717	860	-	1,666
Substandard	-	-	-	-	11	2,345	379	-	2,735
Total single family	$32,220	76,326	47,490	24,813	13,084	52,762	108,201	-	354,896
Single family-Banco de la Gente non-traditional
Pass	$-	-	-	-	-	15,147	-	-	15,147
Watch	-	-	-	-	-	672	-	-	672
Substandard	-	-	-	-	-	1,997	-	-	1,997
Total Banco de la Gente non-traditional	$-	-	-	-	-	17,816	-	-	17,816
Commercial
Pass	$45,671	109,255	78,645	61,973	29,579	92,753	2,158	-	420,034
Watch	232	-	-	116	-	4,943	-	-	5,291
Substandard	-	-	-	411	-	-	-	-	411
Total commercial	$45,903	109,255	78,645	62,500	29,579	97,696	2,158	-	425,736
Multifamily and farmland
Pass	$7,904	13,286	21,512	6,624	3,158	9,851	501	-	62,836
Watch	-	-	-	-	-	47	-	-	47
Substandard	-	-	-	-	-	76	-	-	76
Total multifamily and farmland	$7,904	13,286	21,512	6,624	3,158	9,974	501	-	62,959
Total real estate loans	$125,923	270,296	158,831	100,629	47,542	182,252	112,197	-	997,670
Loans not secured by real estate
Commercial
Pass	$9,879	14,122	4,841	2,942	2,232	12,030	23,411	-	69,457
Watch	-	-	-	-	57	102	783	-	942
Substandard	31	-	-	-	-	-	-	-	31
Loss	-	82	-	-	-	-	350	-	432
Total Commercial	$9,910	14,204	4,841	2,942	2,289	12,132	24,544	-	70,862
Farm
Pass	$211	42	83	-	1	27	199	-	563
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total farm	$211	42	83	-	1	27	199	-	563
Consumer
Pass	$2,341	1,352	404	222	72	58	2,591	-	7,040
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	2	-	-	-	3	-	5
Total consumer	$2,341	1,352	406	222	72	58	2,594	-	7,045
All other
Pass	$87	6,401	474	274	599	3,698	5,256	-	16,789
Watch	-	-	-	-	-	74	63	-	137
Substandard	-	-	-	-	-	-	-	-	-
Total all other	$87	6,401	474	274	599	3,772	5,319	-	16,926
Total loans not secured by real estate	$12,549	21,999	5,804	3,438	2,961	15,989	32,656	-	95,396
Total loans	$138,472	292,295	164,635	104,067	50,503	198,241	144,853	-	1,093,066

Fair value measurements for mortgage loans held for sale, impaired loans and other real estate on a non-recurring basis
(Dollars in thousands)
	Fair Value Measurements December 31, 2023	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$686	-	-	686
Individually evaluated loans	$-	-	-	-
(Dollars in thousands)
	Fair Value Measurements December 31, 2022	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$211	-	-	211
Impaired loans	$14,694	-	-	14,694
(Dollars in thousands)
	Fair Value December 31, 2023	Fair Value December 31, 2022	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Mortgage loans held for sale	$686	$211	Rate lock commitment	N/A	N/A
Individually evaluated loans	$-	$14,694	Appraised value and discounted cash flows	Discounts to reflect current market conditions and ultimate collectability	0 - 25%

Changes in the allowance for loan losses
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2023
Allowance for credit losses:
Beginning balance	$1,415	2,322	763	3,207	164	657	-	214	1,752	10,494
Adjustment for CECL implementation	3,781	715	(576)	(986)	115	(295)	2	54	(1,752)	1,058
Charge-offs	-	-	-	-	-	(129)	-	(569)	-	(698)
Recoveries	-	171	-	6	-	67	-	147	-	391
Provision (recovery) for unfunded commitments	(437)	(66)	-	-	-	2	-	(6)	-	(507)
Provision (recovery) for credit losses	913	179	(16)	90	(10)	512	-	405	-	2,073
Ending balance	$5,672	3,321	171	2,317	269	814	2	245	-	12,811
Allowance for credit loss-loans	$3,913	3,313	171	2,317	268	812	2	245	-	11,041
Allowance for credit loss unfunded loan commitments	1,759	8	-	-	1	2	-	-	-	1,770
Total allowance for credit losses	$5,672	3,321	171	2,317	269	814	2	245	-	12,811
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2022
Allowance for loan losses:
Beginning balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355
Charge-offs	-	(128)	-	-	-	(33)	-	(591)	-	(752)
Recoveries	-	229	-	9	-	72	-	109	-	419
Provision	222	208	101)	964	14	(93)	-	586	(328)	1,472
Ending balance	$1,415	2,322	763	3,207	164	657	-	214	1,752	10,494

Allowance for loan losses December 31, 2022
Ending balance: individually evaluated for impairment	$-	36	597	6	-	-	-	-	-	639
Ending balance: collectively evaluated for impairment	1,415	2,286	166	3,201	164	657	-	214	1,752	9,855
Ending balance	$1,415	2,322	763	3,207	164	657	-	214	1,752	10,494

Loans at December 31, 2022
Ending balance	$114,446	322,262	20,019	406,750	65,562	81,307	938	21,324	-	1,032,608

Ending balance: individually evaluated for impairment	$-	537	8,555	1,388	-	-	-	-	-	10,480
Ending balance: collectively evaluated for impairment	$114,446	321,725	11,464	405,362	65,562	81,307	938	21,324	-	1,022,128
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2021
Allowance for loan losses:
Beginning balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908
Charge-offs	-	(89)	-	-	-	(293)	-	(380)	-	(762)
Recoveries	121	271	-	52	3	786	-	139	-	1,372
Provision	(124)	(12)	(188)	(30)	25	(1,127)	-	223	70	(1,163)
Ending balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355

Allowance for loan losses December 31, 2021
Ending balance: individually evaluated for impairment	$1	57	672	7	-	-	-	-	-	737
Ending balance: collectively evaluated for impairment	1,192	1,956	192	2,227	150	711	-	110	2,080	8,618
Ending balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355

Loans at December 31, 2021
Ending balance	$95,760	266,111	23,147	337,841	58,366	91,172	796	11,676	-	884,869

Ending balance: individually evaluated for impairment	$6	1,633	9,795	1,437	-	49	-	-	-	12,920
Ending balance: collectively evaluated for impairment	$95,754	264,478	13,352	336,404	58,366	91,123	796	11,676	-	871,949

Credit risk profile of each loan type based on internally assigned risk grade
Revolving
Loans
(dollars in thousands)	Gross Loan Charge-offs by Origination Year						Revolving	Converted to	Total
	2023	2022	2021	2020	2019	Prior	Loans	Term Loans	Loans
Real estate loans:
Construction and land development	$-	-	-	-	-	-	-	-	-
Single-family residential	-	-	-	-	-	-	-	-	-
Single-family residential -	-	-	-	-	-	-	-	-	-
Banco de la Gente non-traditional	-	-	-	-	-	-	-	-	-
Commercial	-	-	-	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-	-	-	-
Total real estate loans	-	-	-	-	-	-	-	-	-
Loans not secured by real estate:
Commercial	-	49	51	16	-	13	-	-	129
Farm	-	-	-	-	-	-	-	-	-
Consumer	-	41	53	6	1	468	-	-	569
All other	-	-	-	-	-	-	-	-	-

Total gross charge-offs	$-	90	104	22	1	481	-	-	698
December 31, 2022
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

Pass	$114,127	317,699	16,410	402,108	65,267	80,995	946	6,911	14,360	1,018,823
Watch	54	922	1,136	3,963	123	711	-	1	145	7,055
Substandard	110	3,490	2,473	551	91	-	-	15	-	6,730
Total	$114,291	322,111	20,019	406,622	65,481	81,706	946	6,927	14,505	1,032,608